Related party transactions (Tables)	6 Months Ended
Sep. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2025	2024
	€ m	€ m
Sales of goods and services to associates	3	11
Purchase of goods and services from associates	2	2
Sales of goods and services to joint arrangements	150	158
Purchase of goods and services from joint arrangements	306	362
Interest income receivable from joint arrangements 1	29	25
Interest expense payable to joint arrangements 1	86	144

	30 September	31 March
	2025	2025
	€ m	€ m
Trade balances owed:
by associates	4	3
to associates	1	1
by joint arrangements	208	210
to joint arrangements	374	331
Other balances owed by joint arrangements 1	1,230	1,265
Other balances owed to joint arrangements 2	3,435	3,941
Notes:
1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.